RELATED PARTY TRANSACTIONS - Operations with related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Controlling shareholders
RELATED PARTY TRANSACTIONS
Guarantee fee percentage	0.95%	0.95%
Debenture guarantee fees	R$ 689	R$ 4,732
Revenue from rental agreement	801	1,001
Investments
RELATED PARTY TRANSACTIONS
Sales to Related parties	630,190	421,415
Purchases from related parties	121,618	141,275
Net amount, related party transactions	R$ 508,572	R$ 280,140